ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of business activities

The accompanying consolidated financial statements reflect the activities of Blue Hat Cayman and each of the following entities:

Name	Background	Ownership
Brilliant Hat Limited	A British Virgin Islands company	100% owned by Blue
	Incorporated on June 26, 2018	Hat Interactive
	A holding company	Entertainment
Technology
Blue Hat Interactive	A Hong Kong company	100% owned by
Entertainment Technology	Incorporated on June 26, 2018	Brilliant Hat Limited
Limited	A holding company
Xiamen Duwei Consulting	A PRC limited liability company and deemed a wholly foreign owned	100% owned by Blue
Management Co., Ltd.	enterprise (“WFOE”)	Hat Interactive
	Incorporated on July 26, 2018	Entertainment
	Registered capital of $736,073 (RMB 5,000,000)	Technology Limited.
A holding company
Fujian Blue Hat	A PRC limited liability company	VIE of Xiamen
Interactive Entertainment	Incorporated on January 7, 2010	Duwei Consulting
Technology Ltd.	Registered capital of $4,697,526 (RMB 31,054,000)	Management Co., Ltd
Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Hunan Engaomei Animation Culture	A PRC limited liability company Incorporated on October 19, 2017	100% owned by Fujian Blue Hat
Development Co., Ltd.	Registered capital of $302,540 (RMB 2,000,000)	Interactive
	Designing, producing, promoting and selling animated toys with mobile	Entertainment
	games features, original intellectual property and peripheral derivatives features.	Technology Ltd
Shenyang Qimengxing Trading Co., Ltd.	A PRC limited liability company Incorporated on July 27, 2017	100% owned by Fujian Blue Hat
	Registered capital of $302,540 (RMB 2,000,000)	Interactive
	Designing, producing, promoting and selling animated toys with mobile	Entertainment
	games futures, original intellectual property and peripheral derivatives features.	Technology Ltd.
Chongqing Lanhui Technology Co. Ltd.	A PRC limited liability company Incorporated on January 25, 2018	100% owned by Fujian Blue Hat
	Registered capital of $302,540 (RMB 2,000,000)	Interactive
	Designing, producing, promoting and selling animated toys with mobile	Entertainment
	games features, original intellectual property and peripheral derivatives features.	Technology Ltd.
Pingxiang Blue Hat	A PRC limited liability company	100% owned by
Technology Co. Ltd.	Incorporated on September 10, 2018	Fujian Blue Hat
	Registered capital of $302,540(RMB 2,000,000)	Interactive
	Designing, producing, promoting and selling animated toys with mobile	Technology Ltd.
games features, original intellectual property and peripheral derivatives features.